Consolidated Statements of Operations Information - Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 24,279	$ 43,330	$ 52,218
Interest	3,210	3,717	3,712
Dividends	166	146	268
Other, including medical and real estate sectors	7,647	7,751	7,491
Revenue	$ 35,302	$ 54,944	$ 63,689